MORGAN STANLEY GLOBAL LONG/SHORT FUND P (THE “FUND”)

SUPPLEMENT

DATED JULY 17, 2013

to the Prospectus Dated April 30, 2013 (the “Prospectus”)

The Board of Trustees of the Fund has approved changing the transfer agent of the Fund. Consequently, effective August 5, 2013, UMB Fund Services, Inc., located at 803 W. Michigan Street, Milwaukee, Wisconsin 53233 will replace Boston Financial Data Services, Inc. as the Fund’s transfer agent. Additionally, repurchases of Fund shares in connection with repurchase offers commencing after August 5, 2013 will occur as of each of March 31, June 30, September 30 and December 31, regardless of whether such date is a business day. Further, in connection with purchases of Fund shares occurring after August 5, 2013, the Fund will accept initial and additional purchases of Fund shares on the first calendar day of each month, regardless of whether such date is a business day. Finally, also in connection with purchases of Fund shares occurring after August 5, 2013, the application deadline for purchasing Fund shares has been changed from eight to five business days prior to the applicable purchase date and the deadline for the receipt of funds for purchases of Fund shares has been changed from four to three business days prior to the applicable purchase date.

In connection with these changes, the Prospectus is hereby supplemented as follows:

1.	All references in the Fund’s Prospectus to Boston Financial Data Services, Inc. are hereby deleted and replaced with UMB Fund Services, Inc.

2.	All references in the Fund’s Prospectus to the Fund’s phone number are hereby deleted and replaced with (800) 421-7572.

3.	All references in the Fund’s Prospectus to the purchase and repurchase of shares occurring exclusively on business days are hereby deleted.

4.	All references in the Fund’s Prospectus to the application deadline for purchasing Fund shares are hereby changed from eight to five business days prior to the applicable purchase date.

5.	All references in the Fund’s Prospectus to the deadline for the receipt of funds for purchases of Fund shares are hereby changed from four to three business days prior to the applicable purchase date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

GLSPSPT1

MORGAN STANLEY GLOBAL LONG/SHORT FUND P (THE “FUND”)

SUPPLEMENT

DATED JULY 17, 2013

to the Statement of Additional Information Dated April 30, 2013 (the “SAI”)

The Board of Trustees of the Fund has approved changing the transfer agent of the Fund. Consequently, effective August 5, 2013, UMB Fund Services, Inc. will replace Boston Financial Data Services, Inc. as the Fund’s transfer agent.

In connection with this change, the SAI is hereby supplemented as follows:

1.	The second paragraph of the “Custodian and Transfer Agent” section of the SAI is hereby deleted and replaced with the following:

UMB Fund Services, Inc. (“UMB”) serves as Transfer Agent with respect to maintaining the registry of the Fund’s Shareholders and processing matters relating to subscriptions for, and repurchases of Shares. UMB’s principal business address is 803 W. Michigan Street, Milwaukee, Wisconsin 53233.

2.	All references in the Fund’s SAI to the Fund’s phone number are hereby deleted and replaced with (800) 421-7572.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

GLSPSAISPT1